Accounting Principles - Schedule of Sensitivity of Derivative Fair Value to Probability of Transaction Completion (Parenthetical) (Detail)		12 Months Ended
	Nov. 14, 2023	Dec. 31, 2023
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of derivative fair value probability of transaction completion	(2.00%)	(2.00%)
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of derivative fair value probability of transaction completion	2.00%	2.00%